Description of Business - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Jan. 24, 2012 Ascent [Member] USD ($)	Jan. 24, 2012 Ascent [Member] AUD	May 25, 2011 Specifar [Member] USD ($)	May 25, 2011 Specifar [Member] EUR (€)	May 25, 2011 Specifar [Member] Maximum [Member] EUR (€)	Dec. 19, 2011 Collaborative arrangement [Member] USD ($)	Oct. 31, 2012 Actavis Group [Member] USD ($)	Oct. 31, 2012 Actavis Group [Member] EUR (€)
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Cash paid for acquisition					$ 392.6	376.6	$ 559.5	€ 398.5			$ 5,469.8	€ 4,219.7
Maximum number of shares issuable for contingent consideration											5.5	5.5
Maximum payment for contingent consideration									40.0
Product's percentage on Company's total revenue		20.80%
Royalty payable to Ortho-McNeil-Janssen Pharmaceuticals, Inc.	30.00%		55.00%	50.00%
Co-development costs										$ 400.0